Schedule of Investments (unaudited) October 31, 2023	BlackRock Short-Term California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 101.6%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, 5.00%, 07/01/24	$145	$145,742
California Community Choice Financing Authority, 4.00%, 10/01/52 (Call 09/01/27)	200	192,937
California Community Choice Financing Authority RB, 5.00%, 09/01/27	410	409,280
California County Tobacco Securitization Agency RB, 5.00%, 06/01/25	400	403,869
California Health Facilities Financing Authority, 4.00%, 03/01/28 (Call 03/01/24)	260	250,841
California Municipal Finance Authority, 4.20%, 07/01/51 (Put 01/16/24)	260	259,325
California Municipal Finance Authority RB, 4.25%, 10/01/45 (Put 12/01/23)	400	399,281
California Pollution Control Financing Authority RB, 3.75%, 08/01/24(a)	500	500,000
California State Public Works Board, 5.00%, 09/01/27 (Call 09/01/24)	500	504,887
California State Public Works Board RB, Series A, 5.00%, 09/01/27 (Call 09/01/24)	800	807,812
California Statewide Communities Development Authority, 5.00%, 11/01/28 (PR 11/01/24)	250	253,123
City & County of San Francisco 3.30%, 11/02/23	700	699,997
3.65%, 02/12/24	600	599,827
City of Los Angeles Department of Airports 5.00%, 05/15/25	100	101,038
5.00%, 05/15/26	210	213,861
City of Los Angeles Department of Airports RB, 5.00%, 05/15/27 (Call 05/15/25)	400	405,056
City of Los Angeles Solid Waste Resources Revenue, 5.00%, 02/01/24	335	335,771
City of Los Angeles Wastewater System Revenue, 3.25%, 11/16/23	400	399,932
Compton Community Redevelopment Agency Successor Agency TA, 5.00%, 08/01/26 (AGM)	415	427,195
Kern Community College District, 0.00%, 11/01/25 (AGM)(b)	205	188,726
Long Beach Unified School District 0.00%, 08/01/27 (Call 02/01/25)(b)	500	421,209
VRDN, 2.94%, 08/01/53 , (Wells Fargo Bank NA Liquidity), (Put 11/07/23)(a)(c)	800	800,000
Los Angeles County Metropolitan Transportation Authority, 3.05%, 11/08/23	800	799,912
Municipal Improvement Corp. of Los Angeles, 3.18%, 11/07/23	800	799,924
Pajaro Valley Unified School District, 0.00%, 08/01/25 (AGM)(b)	460	428,913
Palm Springs Unified School District 5.00%, 08/01/24	450	454,234

Security	Par (000)	Value

California (continued)
5.00%, 08/01/24	$300	$302,822
Port of Oakland RB, 5.00%, 05/01/27	400	408,626
Rancho Cucamonga Redevelopment Successor Agency, 5.00%, 09/01/26 (Call 09/01/24) (AGM)	500	504,302
San Diego Lease Revenue, VRDN, 4.01%, 10/15/48, (Barclays’s Bank PLC Liquidity), (Put 11/07/23)(a)(c)	800	800,000
San Diego Unified School District/CA, 5.00%, 06/28/24	800	806,636
San Francisco City & County Airport Commission San Francisco International Airport RB, 5.00%, 05/01/28	500	511,456
San José Mineta International Airport, 5.00%, 03/01/26	500	506,310
San Mateo Union High School District GO, Series C, 0.00%, 09/01/27 (NPFGC)(b)	400	348,389
Santa Clara Valley Transportation Authority, 5.00%, 04/01/24	800	803,991
Santa Paula Utility Authority RB, 4.00%, 02/01/24	400	399,843
Southern California Public Power Authority, 5.25%, 11/01/25	425	426,866
State of California GO, 5.00%, 12/01/24 (Call 12/01/23)	525	525,504
Stockton Public Financing Authority, 5.00%, 10/01/25 (BAM)	140	142,859

		17,690,296

Total Municipal Debt Obligations — 101.6% (Cost $17,827,753)		17,690,296

	Shares

Money Market Funds

BlackRock Liquidity Funds California Money Fund Portfolio, 2.92%(d)(e)	75,273	75,220

Total Money Market Funds — 0.4% (Cost: $75,219)		75,220

Total Investments — 102.0% (Cost: $17,902,972)		17,765,516

Liabilities in Excess of Other Assets — (2.0)%		(349,015)

Net Assets — 100.0%		$17,416,501

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Short-Term California Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund Portfolio	$803,901	$—	$(728,681	)(a)	$(1)	$1	$75,220	75,273	$2,342	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$17,690,296	$—	$17,690,296
Short-Term Securities
Money Market Funds	75,220	—	—	75,220

	$75,220	$17,690,296	$—	$17,765,516

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded
RB	Revenue Bond
TA	Tax Allocation

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